Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15 — SUBSEQUENT EVENTS

On September 23, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an institutional investor (the “Investor”), which provides for loans in an aggregate principal amount of up to $8.0 million under three tranches (the “Financing”). EF Hutton LLC acted as the sole placement agent in the Financing.

On September 23, 2024, the Company consummated the first closing of the first tranche (the “First Closing of First Tranche”) by issuing and selling to the Investor, in a private placement, (A) a convertible promissory note in the aggregate principal amount of up to $2,500,000 (the “Note”), (B) a warrant to purchase up to 74,451 Class A ordinary shares (“Ordinary Share”) at an initial exercise price of $4.71 per Ordinary Share, subject to certain adjustments (the “Warrant”), and (C) a pre-funded warrant to purchase up to 191,522 Ordinary Shares at a nominal exercise price of $0.0001 per Ordinary Share, subject to certain adjustments (the “Pre-Funded Warrant”). Pre-Funded Warrants may only be exercised upon occurrence of an Event of Default. In return, the Company received $675,000 (net of original issue discount of 10%) in the First Closing of First Tranche, excluding expenses and commissions.

On September 30, 2024, the Company filed a Registration Statement on Form F-1 (the “Resale Registration Statement”) with the Securities and Exchange Commission (the “SEC”) pursuant to the terms of the Securities Purchase Agreement. Accordingly, on October 1, 2024, pursuant to the terms of the Securities Purchase Agreement, the Company received additional $675,000 (net of original issue discount of 10%) in a second closing of the first tranche, excluding expenses and commissions (the “Second Closing of First Tranche”). In the Second Closing of First Tranche, the Company issued to the Investor a Warrant to purchase up to 79,599 Ordinary Shares at an initial exercise price of $4.47 per Ordinary Share, subject to certain adjustments.

Other than the above, the Company evaluated the subsequent event through the date of this report, and concluded that there are no material reportable subsequent events need to be disclosed.